SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [Abstract]
SUBSEQUENT EVENTS [Text Block]

23. SUBSEQUENT EVENTS

(a) Subsequent to December 31, 2025, the Company granted 1,582,000 RSUs to employees, consultants, and a director.

(b) On January 16, 2026, the Company granted 850,000 PSUs to consultants.

(c) On January 16, 2026, the Company granted 600,000 stock options exercisable at $7.85 per common share expiring on January 16, 2031 to a director and consultants.

(d) Subsequent to December 31, 2025, the Company issued 227,500 common shares for proceeds of $93,125 pursuant to the exercise of stock options of which $50,000 was received as at December 31, 2025.

(e) Subsequent to December 31, 2025, the Company issued 557,500 common shares pursuant to the settlement of RSUs.

(f) Subsequent to December 31, 2025, the Company issued 125,000 common shares pursuant to the settlement of PSUs.